Segment Disclosure - Net Sales for New and Used Systems (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net sales	€ 6,794,752	€ 6,287,375	€ 5,856,277
System Sales [Member]
Segment Reporting Information [Line Items]
Net sales		4,237,183	4,242,790
New Systems [Member] | System Sales [Member]
Segment Reporting Information [Line Items]
Net sales	4,499,315	4,109,439	4,127,433
Used Systems [Member] | System Sales [Member]
Segment Reporting Information [Line Items]
Net sales	€ 71,803	€ 127,744	€ 115,357